Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Intangible Assets and Goodwill

	Goodwill	Rights on contracts	Customer relationships	Educational system	Copyrights	Software license	Trademarks	Educational platform	Non compete agreement	In Progress	Total
Cost
As of December 31, 2015	12,845	15,263	10,329	1,300	205	195	5,604	774	—	—	46,515
Acquisitions	—	—	—	245	2,978	417	104	1,819	—	—	5,563
Business combination	20,365	—	4,300	12,000	—	—	5,100	—	—	—	41,765

As of December 31, 2016	33,210	15,263	14,629	13,545	3,183	612	10,808	2,593	—	—	93,843
Acquisitions	—	—	2,016	—	1,925	603	—	1,503	—	—	6,047
Disposals	—	—	—	(245)	(160)	—	(105)	(154)	—	—	(664)
Business combinations	56,424	—	6,400	23,356	—	178	8,412	—	1,097	—	95,867

As of December 31, 2017	89,634	15,263	23,045	36,656	4,948	1,393	19,115	3,942	1,097	—	195,093
Acquisitions	—	—	—	—	7,744	1,415	62	17,969	—	2,213	29,403

As of December 31, 2018	89,634	15,263	23,045	36,656	12,692	2,808	19,177	21,911	1,097	2,213	224,496

Amortization
As of December 31, 2015	—	(809)	(797)	(239)	(55)	(33)	(647)	(30)	—	—	(2,610)
Amortization	—	(917)	(2,202)	(677)	(254)	(73)	(627)	(219)	—	—	(4,969)

As of December 31, 2016	—	(1,726)	(2,999)	(916)	(309)	(106)	(1,274)	(249)	—	—	(7,579)
Amortization	—	(1,041)	(1,925)	(5,211)	(1,012)	(167)	(1,396)	(1,224)	(55)	—	(12,031)

As of December 31, 2017	—	(2,767)	(4,924)	(6,127)	(1,321)	(273)	(2,670)	(1,473)	(55)	—	(19,610)
Amortization	—	(1,182)	(2,636)	(6,589)	(2,618)	(375)	(1,140)	(2,387)	(219)	—	(17,146)

As of December 31, 2018	—	(3,949)	(7,560)	(12,716)	(3,939)	(648)	(3,810)	(3,860)	(274)	—	(36,756)

Net book value
As of December 31, 2017	89,634	12,496	18,121	30,529	3,627	1,120	16,445	2,469	1,042	—	175,483

As of December 31, 2018	89,634	11,314	15,485	23,940	8,753	2,160	15,367	18,051	823	2,213	187,740

Summary of Carrying Amount of Goodwill by Operating Segment	The carrying amount of goodwill by operating segment was:

	2018	2017
Core	62,036	62,036
Supplemental	27,598	27,598

	89,634	89,634

Summary of Fair Value Calculations of Discounted Cash Flow Model

The fair value calculations were based on the discounted cash flow model and are based on the following assumptions for those segments:

	Budget period				Growth rate beyond budget
	Gross margin		Growth rate		period		Discount rate
	2018	2017	2018	2017	2018	2017	2018	2017
Core	78.8%	55.8%	21.1%	20.5%	4.0%	7.0%	15.7%	14.8%
Supplemental	87.4%	82.9%	33.0%	62.7%	4.0%	4.0%	17.6%	19.4%

Summary of Estimated Useful lives of Intangible Assets

The estimated useful lives of intangible assets for the years ended December 31, 2018, 2017 and 2016 are as follows:

Years
Rights on contracts	10
Customer relationships	4 to 16
Educational system	2 to 8
Copyrights	3
Software license	5
Trademarks	2 to 13
Educational platform	3
Non-compete agreement	5